To Our Shareholders
--------------------------------------------------------------------------------

Dear Shareholder:

    We are pleased to send you the Annual Report of Spirit of America Investment Funds for the period ended October 31, 2002. We believe that the Real Estate fund will continue to produce dividend income and total return consistent with its prior performance. Although past earnings cannot be used to predict future results, at a time when the Standard & Poors Index has not performed well, Spirit of America Real Estate Fund has shown very positive returns in 2002.

    The average investor may feel uncertain about the future of the economy and the stock market. It is our intention to seek undervalued investments that have the potential for appreciation in value as well as dividend income. We have focused our investments in many of the same sectors which brought us success in the past, namely; apartments, healthcare and neighborhood shopping centers.

    REITs have benefited from lower interest rates over the past year, however they are still subject to the normal risks associated with the ownership of real estate. These include possible declines in value, and future increases in interest rates.

    We believe that REITs and real estate are still an excellent investment at this time. This is a sector of the economy, which has been undervalued in the past and where interest rates now support profitable new financing and refinancing of mortgages and short-term debt.


    We thank you for your confidence.

                                              Sincerely,

                                                  /s/ David Lerner
                                              David Lerner
                                              President

Spirit of America Real Estate Fund
Schedule of Investments                                         October 31, 2002
--------------------------------------------------------------------------------



                                                   Shares  Market Value
                                                   ------- ------------
         COMMON STOCKS -- 98.31%
         Apartments (REITS) -- 17.78%
         Amli Residential Properties Trust........  31,100 $   653,100
         Apartment Investment & Management Co.....   5,400     189,756
         Associated Estates Realty Corp........... 291,600   1,770,012
         Cornerstone Realty Income Trust, Inc..... 154,400   1,195,056
         Gables Residential Trust................. 133,200   3,016,980
         Mid-America Apartment Communities, Inc... 149,800   3,535,280
         Pennsylvania Real Estate Investment Trust 117,900   3,024,135
         Post Properties, Inc..................... 121,500   2,849,175
         United Dominion Realty Trust, Inc........  52,000     750,360
                                                           -----------
                                                            16,983,854
                                                           -----------

         Diversified (REITS) -- 8.18%
         BNP Residential Properties, Inc..........  77,800     769,442
         Colonial Properties Trust................  41,900   1,385,214
         Crescent Real Estate Equities Co......... 118,600   1,749,350
         Duke Realty Corp.........................   4,000      97,200
         Hospitality Properties Trust.............  32,300   1,056,857
         PMC Commercial Trust.....................   2,400      28,032
         Sizeler Property Investors, Inc..........  99,300     963,210
         U.S. Restaurant Properties, Inc.......... 136,900   1,763,272
         Vornado Operating, Inc.*.................     250         112
                                                           -----------
                                                             7,812,689
                                                           -----------

         Healthcare (REITS) -- 15.28%
         CLC Healthcare, Inc.*....................     400         106
         Five Star Quality Care, Inc.*............   1,353       2,638
         Health Care Property Investors, Inc......  73,300   3,166,560
         Health Care REIT, Inc.................... 129,600   3,639,168
         Healthcare Realty Trust, Inc.............  91,000   2,817,360
         National Health Investors, Inc...........  47,500     767,125
         Nationwide Health Properties, Inc........ 200,600   3,418,224
         National Health Realty, Inc..............  46,500     707,730
         OMEGA Healthcare Investors, Inc.*........   9,000      41,940
         Senior Housing Properties Trust..........   2,700      27,648
                                                           -----------
                                                            14,588,499
                                                           -----------

                See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Schedule of Investments (Cont.)                                 October 31, 2002
--------------------------------------------------------------------------------


                                                Shares  Market Value
                                                ------- ------------
           COMMON STOCKS -- continued

           Industrial (REITS) -- 6.38%
           Bedford Property Investors, Inc.....  13,000 $   323,570
           Brandywine Realty Trust.............  16,000     320,000
           First Industrial Realty Trust, Inc..  48,700   1,316,848
           Keystone Property Trust............. 221,900   3,676,883
           Prime Group Realty Trust*........... 101,200     450,340
                                                        -----------
                                                          6,087,641
                                                        -----------

           Net Lease (REITS) -- 9.72%
           Commercial Net Lease Realty......... 271,116   4,229,410
           iStar Financial, Inc................  10,000     284,000
           Lexington Corporate Properties Trust 248,700   3,757,857
           RFS Hotel Investors, Inc............  86,600   1,006,292
                                                        -----------
                                                          9,277,559
                                                        -----------

           Office Space (REITS) -- 11.85%
           Corporate Office Properties Trust...  13,000     174,850
           Glenborough Realty Trust, Inc....... 107,100   1,954,575
           Highwoods Properties, Inc........... 173,500   3,470,000
           HRPT Properties Trust............... 458,600   3,609,182
           Koger Equity........................  40,000     620,800
           Mack-Cali Realty Corp...............  51,600   1,490,724
                                                        -----------
                                                         11,320,131
                                                        -----------

           Regional Malls (REITS) -- 11.65%
           CBL & Associates Properties, Inc....   4,000     147,840
           Crown American Realty Trust......... 314,200   2,780,670
           Glimcher Realty Trust............... 228,550   3,688,797
           Macerich Co., The...................  82,200   2,338,590
           Mills Corp., The....................  69,700   1,934,175
           Simon Property Group, Inc...........   6,000     204,900
           Taubman Centers, Inc................   2,000      27,700
                                                        -----------
                                                         11,122,672
                                                        -----------

                See accompanying notes to financial statements.

Spirit of America Real Estate Fund
Schedule of Investments (Cont.)                                 October 31, 2002
--------------------------------------------------------------------------------


                                                       Shares  Market Value
                                                       ------- ------------
     COMMON STOCKS -- continued

     Shopping Centers (REITS) -- 15.07%
     Burnham Pacific Properties, Inc.*................  11,000 $     8,800
     Center Trust, Inc................................  30,000     177,000
     Developers Diversified Realty Corp...............  67,327   1,440,798
     Federal Realty Investment Trust..................  77,600   2,044,760
     IRT Property Co.................................. 155,000   1,838,300
     JDN Realty Corp.................................. 152,081   1,654,641
     Malan Realty Investors, Inc......................   5,000      22,750
     New Plan Excel Realty Trust...................... 217,710   3,772,914
     Price Legacy Corp.*..............................   2,200       6,469
     Ramco-Gershenson Properties Trust................ 155,300   2,958,465
     Realty Income Corp...............................  14,000     468,300
                                                               -----------
                                                                14,393,197
                                                               -----------

     Storage (REITS) -- 2.40%
     Shurgard Storage Centers, Inc., CL A.............   4,000     120,800
     Sovran Self Storage, Inc.........................  74,800   2,172,940
                                                               -----------
                                                                 2,293,740
                                                               -----------
     Total Common Stocks
     (Cost $94,471,755)...............................          93,879,982
                                                               -----------

     PREFERRED STOCKS -- 0.17% (Cost $152,677)
     Net Lease (REITS) -- 0.17%
     Commercial Net Lease Realty 9% Series A..........   6,352     163,564
                                                               -----------

     Total Investments -- 98.48%
     (Cost $94,624,432)...............................          94,043,546
     Cash and Other Assets Net of Liabilities -- 1.52%           1,454,372
                                                               -----------
     NET ASSETS -- 100.00%............................         $95,497,918
                                                               ===========

*  Non-income producing security
** Cost for Federal income tax purposes is $94,624,432, and net unrealized depreciation consists of:

                   Gross unrealized appreciation $ 7,261,071
                   Gross unrealized depreciation  (7,841,957)
                                                 -----------
                   Net unrealized depreciation.. $  (580,886)
                                                 ===========

                See accompanying notes to financial statements.

Spirit of America Value Fund
Schedule of Investments                                         October 31, 2002
--------------------------------------------------------------------------------


                                                  Shares Market Value
                                                  ------ ------------
          COMMON STOCKS -- 69.41%
          Aluminum -- 5.96%
          Alcan, Inc............................. 3,100    $ 87,265
          Alcoa, Inc............................. 2,600      57,356
                                                           --------
                                                            144,621
                                                           --------

          Apartments (REITS) -- 2.89%
          Apartment Investment & Management Co... 2,000      70,280
                                                           --------

          Consumer Products -- 12.72%
          Avon Products, Inc..................... 1,000      48,490
          Colgate-Palmolive Co................... 1,400      76,972
          Gillette Co............................ 1,500      44,820
          Kimberly-Clark Corp....................   800      41,200
          Philip Morris Cos., Inc................ 1,300      52,975
          Procter & Gamble Co....................   500      44,225
                                                           --------
                                                            308,682
                                                           --------

          Diversified Financial Services -- 9.34%
          American Express Co.................... 1,700      61,829
          Bank One Corp.......................... 1,500      57,855
          Citigroup, Inc......................... 2,900     107,155
                                                           --------
                                                            226,839
                                                           --------

          Food & Beverage -- 14.39%
          Archer-Daniels-Midland Co.............. 6,500      88,530
          Coca-Cola Co........................... 1,000      46,480
          H.J. Heinz Co.......................... 1,900      61,104
          Kellogg, Co............................ 1,400      44,604
          Kraft Foods, Inc....................... 1,300      51,350
          PepsiCo, Inc........................... 1,300      57,330
                                                           --------
                                                            349,398
                                                           --------

          Insurance -- 0.37%
          Travelers Property Casualty Corp. CL A*   216       2,866
          Travelers Property Casualty Corp. CL B*   443       5,990
                                                           --------
                                                              8,856
                                                           --------

          Multimedia -- 5.37%
          AOL Time Warner, Inc.*................. 4,600      67,850
          Viacom, Inc. CL A*..................... 1,400      62,426
                                                           --------
                                                            130,276
                                                           --------

                See accompanying notes to financial statements.

Spirit of America Value Fund
Schedule of Investments (Cont.)                                 October 31, 2002
--------------------------------------------------------------------------------


                                                       Shares     Market Value
                                                       -------    ------------
    COMMON STOCKS -- continued

    Office Space (REITS) -- 1.79%
    Mack-Cali Realty Corp.............................   1,500     $   43,335
                                                                   ----------

    Pharmaceuticals -- 5.33%
    Bristol-Myers Squibb Co...........................   3,000         73,830
    Eli Lilly and Co..................................   1,000         55,500
                                                                   ----------
                                                                      129,330
                                                                   ----------

    Regional Malls (REITS) -- 1.80%
    Glimcher Realty Trust.............................   2,700         43,578
                                                                   ----------

    Restaurants -- 1.83%
    Wendy's International, Inc........................   1,400         44,352
                                                                   ----------

    Shopping Centers (REITS) -- 7.62%
    Federal Realty Investment Trust...................   1,800         47,430
    New Plan Excel Realty Trust.......................   2,500         43,325
    Ramco-Gershenson Properties Trust.................   2,500         47,625
    Realty Income Corp................................   1,400         46,830
                                                                   ----------
                                                                      185,210
                                                                   ----------
    Total Investments
    (Cost $1,712,398**)...............................              1,684,757
    Cash and Other Assets Net of Liabilities -- 30.59%                742,565
                                                                   ----------
    NET ASSETS -- 100.00%.............................             $2,427,322
                                                                   ==========

*  Non-income producing security
** Cost for Federal income tax purposes is $1,712,398, and net unrealized depreciation consists of:

                    Gross unrealized appreciation. $ 39,989
                    Gross unrealized depreciation.  (67,630)
                                                   --------
                    Net unrealized depreciation... $(27,641)
                                                   ========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Assets and Liabilities                             October 31, 2002
--------------------------------------------------------------------------------



                                                                                      Real Estate     Value
                                                                                      -----------  ----------
ASSETS
 Investments in securities at value (cost $94,624,432 and $1,712,398) (Note 1)....... $94,043,546  $1,684,757
 Cash................................................................................     632,866     505,777
 Receivables:
   Capital stock sold................................................................     681,341     235,061
   Dividends and interest............................................................     613,043       2,086
 Deferred organization costs (Note 1)................................................       4,386          --
 Other assets........................................................................      29,794      10,379
                                                                                      -----------  ----------
      TOTAL ASSETS...................................................................  96,004,976   2,438,060
                                                                                      -----------  ----------
LIABILITIES
 Payables:
   Capital stock redeemed............................................................     188,861          --
 Accrued expenses....................................................................     203,895       5,826
 Accrued distribution expense (Note 3)...............................................      29,847         468
 Due to Advisor......................................................................      84,455       4,444
                                                                                      -----------  ----------
      TOTAL LIABILITIES..............................................................     507,058      10,738
                                                                                      -----------  ----------
NET ASSETS........................................................................... $95,497,918  $2,427,322
                                                                                      ===========  ==========
Class A Shares
 Net assets applicable to 9,583,852 outstanding $0.001 par value shares (500,000,000
   authorized shares)................................................................ $85,914,986  $       --
                                                                                      ===========  ==========
 Net asset value and redemption price per Class A Share ($85,914,986 / 9,583,852
   shares)........................................................................... $      8.96  $       --
                                                                                      ===========  ==========
 Offering price per share ($8.96 / 0.9475)........................................... $      9.46  $       --
                                                                                      ===========  ==========
Class B Shares
 Net assets applicable to 1,052,208 outstanding $0.001 par value shares (500,000,000
   authorized shares)................................................................ $ 9,582,932          --
                                                                                      ===========  ==========
 Net asset value and offering price per Class B Share ($9,582,932 / 1,052,208 shares) $      9.11          --
                                                                                      ===========  ==========
 Redemption price per share ($9.11 x 0.9425)......................................... $      8.58          --
                                                                                      ===========  ==========
Value Fund Shares
 Net assets applicable to 251,964 outstanding $0.001 par value shares (500,000,000
   authorized shares)................................................................ $        --  $2,427,322
                                                                                      ===========  ==========
 Net asset value and redemption price per Value Fund Share ($2,427,322 / 251,964
   shares)........................................................................... $        --  $     9.63
                                                                                      ===========  ==========
 Offering price per share ($9.63 / 0.9475)........................................... $        --  $    10.17
                                                                                      ===========  ==========
SOURCE OF NET ASSETS
 At October 31, 2002, net assets consisted of:
   Paid-in capital................................................................... $96,078,804  $2,467,989
   Undistributed net income..........................................................          --       2,115
   Accumulated net realized gain/loss on investments.................................          --     (15,141)
   Net unrealized depreciation on investments........................................    (580,886)    (27,641)
                                                                                      -----------  ----------
      NET ASSETS..................................................................... $95,497,918  $2,427,322
                                                                                      ===========  ==========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Operations                      For the Year Ended October 31, 2002
--------------------------------------------------------------------------------


                                                                        Real Estate    Value
                                                                        -----------  --------
INVESTMENT INCOME
 Dividends (net of foreign taxes withheld of $0 and $79, respectively). $ 4,838,075  $  7,366
 Interest..............................................................      18,086     1,060
                                                                        -----------  --------
   TOTAL INVESTMENT INCOME.............................................   4,856,161     8,426
                                                                        -----------  --------
EXPENSES
 Investment advisory fees (Note 3).....................................     788,702     3,108
 Transfer agent fees...................................................     195,950     4,450
 Administration fees...................................................     106,550     3,000
 Distribution fees -- Class A (Note 3).................................     217,049       961
 Distribution fees -- Class B (Note 3).................................      89,599        --
 Accounting fees.......................................................      67,600     6,000
 Registration fees.....................................................       5,536     2,802
 Legal fees............................................................      18,469        75
 Custodian fees........................................................      25,300     1,960
 Printing expense......................................................      33,798       199
 Amortization of organization costs (Note 1)...........................      24,280        --
 Auditing fees.........................................................      22,802       186
 Directors' fees.......................................................      16,173        74
 Insurance expense.....................................................      12,928       469
 Miscellaneous expense.................................................       7,068       364
                                                                        -----------  --------
   TOTAL EXPENSES......................................................   1,631,804    23,648
   Expenses waived and reimbursed by Advisor (Note 3)..................          --   (17,337)
   Recapture of waived and reimbursed expenses (Note 3)................      32,714        --
                                                                        -----------  --------
   NET EXPENSES........................................................   1,664,518     6,311
                                                                        -----------  --------
   NET INVESTMENT INCOME...............................................   3,191,643     2,115
                                                                        -----------  --------
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
 Net realized gain/loss distributions on investments...................     582,868   (15,441)
 Net realized gain from REIT securities................................     718,483       300
 Net change in unrealized appreciation/depreciation of investments.....  (1,124,599)  (27,641)
                                                                        -----------  --------
     Net realized and unrealized gain/loss on investments..............     176,752   (42,782)
                                                                        -----------  --------
     Net increase/decrease in net assets resulting from operations..... $ 3,368,395  $(40,667)
                                                                        ===========  ========

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                          Real Estate Fund
                                                                                  --------------------------------
                                                                                    For the Year     For the Year
                                                                                       Ended            Ended
                                                                                  October 31, 2002 October 31, 2001
                                                                                  ---------------- ----------------
OPERATIONS
  Net investment income..........................................................   $  3,191,643     $ 1,239,054
  Net realized gain/loss from security transactions and REITs....................      1,301,351         620,050
  Net change in unrealized appreciation/depreciation of investments..............     (1,124,599)      2,372,052
                                                                                    ------------     -----------
      Net increase/decrease in net assets........................................      3,368,395       4,231,156
                                                                                    ------------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income:
      Class A....................................................................     (2,922,634)     (1,092,940)
      Class B....................................................................       (317,570)       (146,114)
                                                                                    ------------     -----------
      Total distributions from net investment income to shareholders.............     (3,240,204)     (1,239,054)
                                                                                    ------------     -----------
  Distributions from realized gains
      Class A....................................................................     (1,043,314)             --
      Class B....................................................................       (115,240)             --
                                                                                    ------------     -----------
      Total distributions from realized gains to shareholders....................     (1,158,554)             --
                                                                                    ------------     -----------
  Excess of net investment income
      Class A....................................................................       (128,803)             --
      Class B....................................................................        (13,994)             --
                                                                                    ------------     -----------
      Total distributions in excess of net investment income to shareholders.....       (142,797)             --
                                                                                    ------------     -----------
  Return of capital:
      Class A....................................................................       (783,371)       (701,362)
      Class B....................................................................        (85,112)        (93,765)
                                                                                    ------------     -----------
      Total distributions from net return of capital to shareholders.............       (868,483)       (795,127)
                                                                                    ------------     -----------
  Total distributions to shareholders............................................     (5,410,038)     (2,034,181)
                                                                                    ------------     -----------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
  Shares sold:
      Class A....................................................................     49,957,616      40,460,638
      Class B....................................................................      4,028,639       4,290,459
      Value Fund.................................................................             --              --
  Shares issued as reinvestment of distributions:
      Class A....................................................................      3,407,909       1,248,567
      Class B....................................................................        395,801         175,056
  Shares redeemed:
      Class A....................................................................    (13,570,924)     (6,482,131)
      Class B....................................................................       (949,265)     (1,115,389)
      Value Fund.................................................................             --              --
                                                                                    ------------     -----------
  Increase in net assets derived from capital share transactions (a).............     43,269,776      38,577,200
                                                                                    ------------     -----------
      Total increase in net assets...............................................     41,228,133      40,774,175
NET ASSETS
  Beginning of period............................................................     54,269,785      13,495,610
                                                                                    ------------     -----------
  End of period..................................................................   $ 95,497,918     $54,269,785
                                                                                    ============     ===========
  (a) Transactions in capital stock were:
   Shares sold:
      Class A....................................................................      5,213,263       4,550,024
      Class B....................................................................        414,278         463,261
      Value Fund.................................................................             --              --
   Shares issued as reinvestment of dividends:
      Class A....................................................................        353,722         139,997
      Class B....................................................................         40,378          19,409
   Shares redeemed:
      Class A....................................................................     (1,416,401)       (733,154)
      Class B....................................................................        (98,748)       (126,472)
      Value Fund.................................................................             --              --
                                                                                    ------------     -----------
       Increase in shares outstanding............................................      4,506,492       4,313,065
                                                                                    ============     ===========

                                                                                     Value Fund
                                                                                  -----------------
                                                                                   For the Period
                                                                                        Ended
                                                                                  October 31, 2002*
                                                                                  -----------------
OPERATIONS
  Net investment income..........................................................    $    2,115
  Net realized gain/loss from security transactions and REITs....................       (15,141)
  Net change in unrealized appreciation/depreciation of investments..............       (27,641)
                                                                                     ----------
      Net increase/decrease in net assets........................................       (40,667)
                                                                                     ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income:
      Class A....................................................................            --
      Class B....................................................................            --
                                                                                     ----------
      Total distributions from net investment income to shareholders.............            --
                                                                                     ----------
  Distributions from realized gains
      Class A....................................................................            --
      Class B....................................................................            --
                                                                                     ----------
      Total distributions from realized gains to shareholders....................            --
                                                                                     ----------
  Excess of net investment income
      Class A....................................................................            --
      Class B....................................................................            --
                                                                                     ----------
      Total distributions in excess of net investment income to shareholders.....            --
                                                                                     ----------
  Return of capital:
      Class A....................................................................            --
      Class B....................................................................            --
                                                                                     ----------
      Total distributions from net return of capital to shareholders.............            --
                                                                                     ----------
  Total distributions to shareholders............................................            --
                                                                                     ----------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
  Shares sold:
      Class A....................................................................            --
      Class B....................................................................            --
      Value Fund.................................................................     2,615,521
  Shares issued as reinvestment of distributions:
      Class A....................................................................            --
      Class B....................................................................            --
  Shares redeemed:
      Class A....................................................................            --
      Class B....................................................................            --
      Value Fund.................................................................      (147,532)
                                                                                     ----------
  Increase in net assets derived from capital share transactions (a).............     2,467,989
                                                                                     ----------
      Total increase in net assets...............................................     2,427,322
NET ASSETS
  Beginning of period............................................................            --
                                                                                     ----------
  End of period..................................................................    $2,427,322
                                                                                     ==========
  (a) Transactions in capital stock were:
   Shares sold:
      Class A....................................................................            --
      Class B....................................................................            --
      Value Fund.................................................................       266,737
   Shares issued as reinvestment of dividends:
      Class A....................................................................            --
      Class B....................................................................            --
   Shares redeemed:
      Class A....................................................................            --
      Class B....................................................................            --
      Value Fund.................................................................       (14,773)
                                                                                     ----------
       Increase in shares outstanding............................................       251,964
                                                                                     ==========

*  Spirit of America Value Fund commenced investment operation on August 1, 2002

                See accompanying notes to financial statements.

Financial Highlights -- Real Estate Fund
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                          Class A          Class A          Class A          Class A           Class A
                                      ---------------- ---------------- ---------------- ---------------- -----------------
                                        For the Year     For the Year     For the Year     For the Year    For the Period
                                           Ended            Ended            Ended            Ended             Ended
                                      October 31, 2002 October 31, 2001 October 31, 2000 October 31, 1999 October 31, 1998*
                                      ---------------- ---------------- ---------------- ---------------- -----------------
Net Asset Value, Beginning of
  Period.............................     $  8.84          $  7.41          $  7.48          $  8.66           $ 10.00
                                          -------          -------          -------          -------           -------
Income from Investment Operations:
 Net investment income...............        0.40             0.31             0.45             0.49              0.20
 Net realized and unrealized gain/
   (loss) on investments.............        0.36             1.63             0.15            (1.02)            (1.38)
                                          -------          -------          -------          -------           -------
     Total from investment
       operations....................        0.76             1.94             0.60            (0.53)            (1.18)
                                          -------          -------          -------          -------           -------
Less Distributions:
 Distributions from net investment
   income............................       (0.40)           (0.31)           (0.45)           (0.53)            (0.16)
 Distributions from capital gains....       (0.12)              --               --               --                --
 Distributions in excess of
   ordinary income...................       (0.01)              --               --               --                --
 Distributions from return of capital       (0.11)           (0.20)           (0.22)           (0.12)               --
                                          -------          -------          -------          -------           -------
     Total distributions.............       (0.64)           (0.51)           (0.67)           (0.65)            (0.16)
                                          =======          =======          =======          =======           =======
Net Asset Value, End of Period.......     $  8.96          $  8.84          $  7.41          $  7.48           $  8.66
                                          =======          =======          =======          =======           =======
Total Return/2/......................        8.26%           26.40%            8.33%           (6.38)%          (11.78)%/1/
Ratios/Supplemental Data
 Net assets, end of period (000).....     $85,915          $48,016          $10,936          $11,225           $ 7,290
 Ratio of expenses to average net
   assets:
     Before expense reimbursement
       or recapture..................        1.93%            2.29%            3.73%            3.35%             6.33%
     After expense reimbursement
       or recapture..................        1.97%            1.97%            1.97%            1.97%             1.97%
 Ratio of net investment income
   (loss) to average net assets:
     Before expense reimbursement
       or recapture..................        4.04%            4.12%            4.29%            4.17%            (0.62)%
     After expense reimbursement
       or recapture..................        4.00%            4.44%            6.05%            5.55%             3.75%
 Portfolio turnover..................        1.25%           12.04%           21.55%            8.15%             0.00%

* Class A Shares commenced investment operations on January 9, 1998. /1/ Calculation is not annualized.
/2/  Calculation does not reflect sales load.
                See accompanying notes to financial statements.

Financial Highlights -- Real Estate Fund
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                              Class B     Class B     Class B     Class B     Class B
                                            ----------- ----------- ----------- ----------- ------------
                                              For the     For the     For the     For the     For the
                                            Year Ended  Year Ended  Year Ended  Year Ended  Period Ended
                                            October 31, October 31, October 31, October 31, October 31,
                                               2002        2001        2000        1999        1998*
                                            ----------- ----------- ----------- ----------- ------------
Net Asset Value, Beginning of Period.......   $ 8.98      $ 7.53      $ 7.51      $ 8.64       $ 9.62
                                              ------      ------      ------      ------       ------
Income from Investment Operations:
 Net investment income.....................     0.35        0.28        0.40        0.40         0.15
 Net realized and unrealized gain/(loss) on
   investments.............................     0.36        1.63        0.16       (0.99)       (1.00)
                                              ------      ------      ------      ------       ------
     Total from investment operations......     0.71        1.91        0.56       (0.59)       (0.85)
                                              ------      ------      ------      ------       ------
Less Distributions:
 Distributions from net investment income..    (0.34)      (0.28)      (0.40)      (0.42)       (0.13)
 Distributions from capital gains..........    (0.12)         --          --          --           --
 Distributions in excess of ordinary
   income..................................    (0.01)         --          --          --           --
 Distributions from return of capital......    (0.11)      (0.18)      (0.14)      (0.12)          --
                                              ------      ------      ------      ------       ------
     Total distributions...................    (0.58)      (0.46)      (0.54)      (0.54)       (0.13)
                                              ------      ------      ------      ------       ------
Net Asset Value, End of Period.............   $ 9.11      $ 8.98      $ 7.53      $ 7.51       $ 8.64
                                              ======      ======      ======      ======       ======
Total Return/2/............................     7.59%      25.56%       7.72%      (7.09)%      (8.84)%/1/
Ratios/Supplemental Data
 Net assets, end of period (000)...........   $9,583      $6,254      $2,560      $2,645       $  669
 Ratio of expenses to average net assets:
     Before expense reimbursement or
       recapture...........................     2.63%       2.99%       4.43%       4.05%        7.03%
     After expense reimbursement or
       recapture...........................     2.67%       2.67%       2.67%       2.67%        2.67%
 Ratio of net investment income (loss) to
   average net assets:
     Before expense reimbursement or
       recapture...........................     3.34%       4.72%       3.59%       3.47%       (1.32)%
     After expense reimbursement or
       recapture...........................     3.30%       5.04%       5.35%       4.85%        3.05%
 Portfolio turnover........................     1.25%      12.04%      21.55%       8.15%         -- %

* Class B Shares commenced investment operations on March 6, 1998. /1/ Calculation is not annualized.
/2/ Calculation does not reflect CDSC charges.
                See accompanying notes to financial statements.

Financial Highlights -- Value Fund
--------------------------------------------------------------------------------


   The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

                                                                 Value Fund
                                                              -----------------
                                                               For the Period
                                                                    Ended
                                                              October 31, 2002*
                                                              -----------------
Net Asset Value, Beginning of Period.........................      $10.00
                                                                   ------
Income from Investment Operations:
 Net investment income.......................................        0.01
 Net realized and unrealized gain/(loss) on investments......       (0.38)
                                                                   ------
     Total from investment operations........................       (0.37)
                                                                   ------
Net Asset Value, End of Period...............................      $ 9.63
                                                                   ======
Total Return/2/..............................................       (3.70)%/1/
Ratios/Supplemental Data
 Net assets, end of period (000).............................      $2,427
 Ratio of expenses to average net assets:
     Before expense reimbursement............................        7.38%/3/
     After expense reimbursement.............................        1.97%/3/
 Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement............................       (4.75)%/3/
     After expense reimbursement.............................         .66%/3/
 Portfolio turnover..........................................       21.59%/1/

* Class A Shares commenced investment operations on August 1, 2002. /1/ Calculation is not annualized.
/2/ Calculation does not reflect sales load.
/3/  Calculation is annualized.

                See accompanying notes to financial statements.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements                                   October 31, 2002
--------------------------------------------------------------------------------


Note 1 -- Significant Accounting Policies

Spirit of America Investment Funds, Inc., (the "Company"), is comprised of the Spirit of America Real Estate Fund (the "Real Estate Fund") and the Spirit of America Value Fund (the "Value Fund"). The Real Estate Fund and the Value Fund (each a "Fund" and collectively, the "Funds") are open-end diversified mutual funds registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Company was incorporated under the laws of Maryland on May 15, 1997. The Real Estate Fund commenced operations on January 9, 1998 and the Value Fund commenced operations on August 1, 2002. The authorized capital stock of the Real Estate Fund is one billion (1,000,000,000) shares and the authorized capital stock of the Value Fund is 500 million (500,000,000) shares. Each share of capital stock has a par value of $0.001 per share.

The Real Estate Fund seeks growth of capital and current income by investing in equity Real Estate Investment Trusts and other "real estate industry companies", as defined in the prospectus of the Real Estate Fund. The Real Estate Fund offers two classes of shares (Class A and Class B). Each class of shares has equal rights as to earnings and assets except that each class bears different distributions and expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

The Value Fund seeks capital appreciation with a secondary objective of current income. The Value Fund offers one class of shares, the Value Fund Shares.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. Security Valuation: The offering price and net asset value per share of each class of Real Estate and the Value Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. The Funds' securities are valued at the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. All other securities are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors.

B. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Net Asset Value Per Share: The methodology and procedures for determining net asset value are identical for each class of shares, but due to the specific distribution expenses and other costs allocable to each class of shares, the net asset value of each class of shares will vary. Real Estate Fund Class A Shares and Value Fund Shares are purchased at the offering price per share (which includes a sales load), while Real Estate Fund Class B shares are purchased at the net asset value per share.

D. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from commencement of operation.

Spirit of America Investment Fund, Inc.
Notes to Financial Statements -- continued                      October 31, 2002
--------------------------------------------------------------------------------


E. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

F. Use of Estimates: In preparing financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Distributions to Shareholders: The Funds intend to distribute substantially all of their net investment income and capital gains to shareholders each year. All such dividends and distributions are taxable to the shareholders whether received in cash or shares. As a result, a portion of the distributions paid to the Funds and subsequently distributed to shareholders is a return of capital.

The tax character of distributions paid for the fiscal years ended October 31, 2002 and October 31, 2001 were as follows:

2002 Taxable Distributions

                                                  Distributions
                                                  in Excess of                Return
                          Ordinary  Net Long Term   Ordinary    Total Taxable   of         Total
                           Income   Capital Gains    Income     Distributions Capital  Distributions
                         ---------- ------------- ------------- ------------- -------- -------------
Real Estate Fund Class A $2,922,634  $1,043,314     $128,803     $4,094,751   $783,371  $4,878,122
Real Estate Fund Class B    317,570     115,240       13,994        446,804     85,112     531,916

2001 Taxable Distributions

                                                  Distributions
                                                  in Excess of      Total
                          Ordinary  Net Long Term   Ordinary       Taxable    Return of     Total
                           Income   Capital Gains    Income     Distributions  Capital  Distributions
                         ---------- ------------- ------------- ------------- --------- -------------
Real Estate Fund Class A $1,092,940     $ --          $ --       $1,092,940   $701,362   $1,794,302
Real Estate Fund Class B    146,114       --            --          146,114     93,765      239,879

As of October 31, 2002, the components of distributable earnings/(deficit) on a tax basis were as follows:

                                              Real Estate Fund Value Fund
                                              ---------------- ----------
       Undistributed ordinary income.........    $      --      $  2,115
       Capital loss carryforward.............           --       (15,141)
       Unrealized appreciation/(depreciation)     (580,886)      (27,641)
                                                 ---------      --------
          Total Distributable Earnings.......    $(580,886)     $(40,667)
                                                 =========      ========

For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of October 31, 2002, which are available to offset future capital gains, if any:

                                        Expiring in 2010
                                        ----------------
                       Real Estate Fund     $    --
                       Value Fund......      15,141

Spirit of America Investment Fund, Inc.
Notes to Financial Statements -- continued                      October 31, 2002
--------------------------------------------------------------------------------


H. Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2002, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income/(loss) and accumulated realized gain/(loss) as follows:

                                      Increase/(Decrease)
                                       Undistributed Net  Increase/(Decrease)
                  Increase/(Decrease)     Investment          Accumulated
                    Paid-In Capital      Income/(Loss)    Realized Gain/(Loss)
                  ------------------- ------------------- --------------------
 Real Estate Fund      $(48,560)            $48,560               $ --

Note 2 -- Purchases and Sales of Securities

Investment transactions for the fiscal year ended October 31, 2002, excluding short-term investments, were as follows:

                                                  Proceeds
                                      Purchases  From Sales
                                     ----------- ----------
                    Real Estate Fund $47,107,681 $1,187,699
                    Value Fund......   1,966,994    238,515

Note 3 -- Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. ("Spirit Management") has been retained to act as the Company's manager and investment adviser pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Spirit Management was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, each Fund pays Spirit Management a monthly fee of 1/12 of 0.97% on each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates, for the fiscal year ended October 31, 2002, were as follows:

                           Investment Advisory Voluntary Expense
                                Fee Rate          Limitation     Advisory Fees
                           ------------------- ----------------- -------------
  Real Estate Fund Class A        0.97%              1.97%         $701,791
  Real Estate Fund Class B        0.97%              2.67%           86,911
  Value Fund..............        0.97%              1.97%            3,108

Spirit of America Investment Fund, Inc.
Notes to Financial Statements -- continued                      October 31, 2002
--------------------------------------------------------------------------------


                        Expenses Waived    Expenses        Remaining
                        And Reimbursed    Recaptured      Recapturable
                        By the Advisor  by the Advisor Expenses Available
                        --------------- -------------- ------------------
       Real Estate Fund     $    --        $32,714          $267,719
       Value Fund......      17,337             --            17,337

The Company has adopted three plans of distribution ("Real Estate Fund Class A Plan", "Value Fund Plan" and "Real Estate Fund Class B Plan") pursuant to Rule 12b-1. Each Plan permits the Funds to pay SSH Securities, Inc., the Funds' principal distributor, a monthly fee from the assets of the respective class.

                                        Distribution Distribution
                                          Fee Rate       Fees
                                        ------------ ------------
               Real Estate Fund Class A     0.30%      $217,049
               Real Estate Fund Class B     1.00%        89,599
               Value Fund..............     0.30%           961

Real Estate Fund Class A Shares and Value Fund Shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. Certain redemptions of Real Estate Fund Class B shares made within six years of purchase are subject to a contingent deferred sales charge ("CDSC"), in accordance with each Fund's current prospectus. For the year ended October 31, 2002, sales charges received by SSH Securities, Inc. and CDSC were as follows:

                                 Sales Charges  Contingent Deferred
                                Received by SSH    Sales Charges
                                --------------- -------------------
            Real Estate Class A     $1,839            $    --
            Real Estate Class B         --             39,814
            Value Fund.........       (377)                --

Certain officers and directors of the Company are "affiliated persons" of Spirit Management or SSH Securities, Inc., the Company's distributor, as that term is defined in the 1940 Act. There are no directors' fees paid to affiliated directors of the Company. All officers serve without direct compensation from the Company. In addition, David Lerner Associates, Inc. received the following brokerage commissions for the year ended October 31, 2002:

                                      Brokerage Commissions
                                      ---------------------
                     Real Estate Fund       $129,365
                     Value Fund......          3,575

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
Spirit of America Investment Fund, Inc.
Syosset, New York

We have audited the accompanying statements of assets and liabilities of Spirit of America Real Estate Fund and Spirit of America Value Fund, each a series of shares of beneficial interest in Spirit of America Investment Fund, Inc., including the portfolios of investments as of October 31, 2002, and the related statements of operations for the year or period then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on those financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Spirit of America Investment Fund, Inc. as of October 31, 2002, the results of their operations for the year or period then ended and changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ Tait, Weller, & Baker
                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
December 6, 2002

Spirit of America Real Estate Fund -- Class A
Illustration of $10,000 Investment (Unaudited)
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund -- Class A with the performance of the Morgan Stanley REIT Index and Wilshire REIT Index. The values and returns for Spirit of America Real Estate Fund -- Class A include reinvested dividends, and the impact of the maximum sales charge placed on purchases.

                                    [CHART]

Total Return for the period ending 10/31/02:
Since Inception . . . . . . 16.04%*
1 Year . . . . . . . . . . . . 2.57%

                 SPIRIT OF AMERICA        WILSHIRE     MORGAN STANLEY
             REAL ESTATE FUND--CLASS A   REIT INDEX     REIT INDEX
             -------------------------   -----------   --------------
01/09/98               $9,475                             $10,000
04/30/98                9,105                               9,646
10/31/98                8,359             $10,000           9,811
04/30/99                8,549              10,917          10,967
10/31/99                7,825               9,740           9,772
04/30/00                8,030              10,661          10,672
10/31/00                8,477               9,529           9,525
04/30/01               10,145              10,178          10,232
10/31/01               10,719               9,605           9,665
04/30/02               12,568              10,025          10,064
10/31/02               11,604               9,429           9,498

*  Fund commenced operations January 9, 1998.

Spirit of America Real Estate Fund -- Class B
Illustration of $10,000 Investment (Unaudited)
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Spirit of America Real Estate Fund -- Class B with the performance of the Morgan Stanley REIT Index and Wilshire REIT Index. The values and returns for Spirit of America Real Estate Fund -- Class B include reinvested dividends, and the impact of the contingent deferred sales charges at redemption.

                                    [CHART]

Total Return for the period ending 10/31/02:
Since Inception . . . . . . 11.75%*
1 Year . . . . . . . . . . . . 1.40%

                 SPIRIT OF AMERICA        WILSHIRE     MORGAN STANLEY
             REAL ESTATE FUND--CLASS B   REIT INDEX     REIT INDEX
             -------------------------   -----------   --------------
01/09/98              $10,000                             $10,000
03/06/98                9,067                              10,051
04/30/98                9,048                               9,646
10/31/98                8,265              $10,000          9,811
04/30/99                8,428               10,917         10,967
10/31/99                7,679                9,740          9,772
04/30/00                7,863               10,661         10,672
10/31/00                8,272                9,529          9,525
04/30/01                9,869               10,178         10,232
10/31/01               10,387                9,605          9,665
04/30/02               12,137               10,025         10,064
10/31/02               11,175                9,429          9,498

* Effective March 6, 1998, the Fund began offering Class B shares. For periods prior to March 6, 1998, total return reflects the Class A performance, excluding the Fund's Class A maximum initial sales charge, but including the effect of Class A expenses, including Rule 12b-1 fees. For periods after March 6, 1998, figures reflect actual Class B performance including the deduction of all charges and fees applicable only to that class. Since March 6, 1998 (commencement of sales), the cumulative total return of Class B shares was 7.97%.

Spirit of America Investment Fund, Inc.
Management of the Company (Unaudited)                           October 31, 2002
--------------------------------------------------------------------------------


   Information pertaining to the Directors and officers of the Company is set forth below. The statement of additional information includes additional information about the Directors and is available without charge, upon request, by calling 516-390-5565.

                                                                                              Number of
                             Term of                                                          Portfolios
                             Office/2/                                                        in Fund
                             and                                                              Complex
                             Length                                                           Overseen
Name, Address/1/ and (Age)   of Time   Principal Occupation(s) During                         by
Position(s) with the Company Served    Past Five Years                                        Director
---------------------------- --------  ------------------------------------------------------ ----------
  INTERESTED DIRECTORS
  David Lerner/3/ (66)        Since    President and founder, David Lerner Associates,        2
  477 Jericho Turnpike        1998     Inc., a registered broker-dealer; President, Spirit of
  Syosset, New York 11791              America Management Corp., the Company's
  Chairman of the Board of             investment adviser; and Chief Executive Officer
  Directors                            and President of SSH Securities, Inc., the
                                       Company's distributor.





  Daniel Lerner/3/ (41)       Since    Senior Vice President, Investment Counselor with       2
  477 Jericho Turnpike        1998     David Lerner Associates, Inc., a registered broker-
  Syosset, New York 11791              dealer, since September 2000. Previously: Broker
  Director                             with Prudential Securities from February 2000 to
                                       July 2000; Broker with Bear Stearns from January
                                       1999 to May 1999; Vice President of SSH
                                       Securities, Inc., the Company's distributor and
                                       Senior Vice President, Investment Counselor and
                                       Assistant Director of Training for David Lerner
                                       Associates, Inc., from 1984 to 1997.

  DISINTERESTED
  DIRECTORS
  Allen Kaufman (66)          Since    President and Chief Executive Officer of K.G.K.        2
  Director                    1998     Agency, Inc., a property and casualty insurance
                                       agency, since 1963.


  Thomas P. Reynolds (62)     Since    President of Thomas P. Reynolds Securities, Ltd.,      2
  Director                    1999     a broker-dealer, since 1979.


  Stanley Thune (66)          Since    President and Chief Executive Officer, Freight         2
  Director                    1998     Management Systems, Inc., from January 1994 to
                                       present; President and CEO of Energy
                                       Conservation Management, Inc., from July 1995 to
                                       present.




                                                       Other
Principal Occupation(s) During                         Directorships
Past Five Years                                        Held by Director
------------------------------------------------------ -----------------------------

President and founder, David Lerner Associates,        Director of Spirit of
Inc., a registered broker-dealer; President, Spirit of America Management
America Management Corp., the Company's                Corp., the Company's
investment adviser; and Chief Executive Officer        investment adviser;
and President of SSH Securities, Inc., the             Director of SSH
Company's distributor.                                 Securities, Inc., the
                                                       Company's distributor;
                                                       Director of David Lerner
                                                       Associates, Inc., a
                                                       registered broker dealer.

Senior Vice President, Investment Counselor with       None
David Lerner Associates, Inc., a registered broker-
dealer, since September 2000. Previously: Broker
with Prudential Securities from February 2000 to
July 2000; Broker with Bear Stearns from January
1999 to May 1999; Vice President of SSH
Securities, Inc., the Company's distributor and
Senior Vice President, Investment Counselor and
Assistant Director of Training for David Lerner
Associates, Inc., from 1984 to 1997.



President and Chief Executive Officer of K.G.K.        Director of K.G.K.
Agency, Inc., a property and casualty insurance        Agency, Inc., a property
agency, since 1963.                                    and casualty insurance
                                                       agency.

President of Thomas P. Reynolds Securities, Ltd.,      Director of Thomas P.
a broker-dealer, since 1979.                           Reynolds Securities, Ltd.,
                                                       a broker-dealer.

President and Chief Executive Officer, Freight         Director of Freight
Management Systems, Inc., from January 1994 to         Management Systems,
present; President and CEO of Energy                   Inc., a third party logistics
Conservation Management, Inc., from July 1995 to       company.
present.

Spirit of America Investment Fund, Inc.
Management of the Company (Unaudited) -- continued              October 31, 2002
--------------------------------------------------------------------------------


                                                                      Number of
                             Term of                                  Portfolios
                             Office/2/                                in Fund
                             and                                      Complex
                             Length                                   Overseen   Other
Name, Address/1/ and (Age)   of Time   Principal Occupation(s) During by         Directorships
Position(s) with the Company Served    Past Five Years                Director   Held by Director
---------------------------- --------  ------------------------------ ---------- ----------------
  EXECUTIVE OFFICERS
  David Lerner
  (see biography above)
  President and Treasurer

/1/ If necessary, each Director may be contacted by writing to the Company, c/o Spirit of Management Corp., 477 Jericho Turnpike, Syosset, New York 11791.
/2/ Each Director serves for an indefinite term, until his successor is elected.
/3/ David Lerner is an "interested" Director, as defined in the 1940 Act, by reason of his position with Spirit of America Management Corp., the Company's adviser and Daniel Lerner is an "interested" Director by reason of his position with SSH Securities Inc., the Company's distributor. Daniel Lerner is the son of David Lerner.

Investment Adviser

Spirit of America Management, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Distributor

SSH Securities, Inc.
477 Jericho Turnpike
Syosset, NY 11791

Shareholder Services

PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian

PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

Auditors

Tait Weller & Baker
1818 Market Street, Suite 2400
Philadelphia, PA 19103

                       For Additional Information about
                    Spirit of America Investment Fund, Inc.
                     Call (800) 452-4892 or (610) 239-4600

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

                                     SOA-AR02



                                    [GRAPHIC]

                                    SPIRIT
                                  OF AMERICA
                                Investment Fund


                                 Annual Report
                               October 31, 2002